EMPLOYEE RETIREMENT BENEFIT PLANS (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jul. 01, 2015
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
ESOP expense	$ 15,061	$ 12,141	$ 19,143	$ 54,380	$ 39,084	$ 19,941
Cash contributions to the Pentegra DB Plan			240,000	186,000	240,000	204,000	$ 150,000
Unfunded pension liability								$ 242,000
Funded percentage								94.60%
Pension plan expense (benefit)			(16,000)	247,000	83,000	231,000	$ 225,000
Employee Stock Ownership Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares repurchased							1,135
ESOP expense			$ 60,900	$ 50,000	$ 100,000	$ 20,000	$ 70,400
Treasury Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares sold					13,948	13,948
Profit Sharing Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period				6 years
Description of defined contribution pension plan				Effective January 1, 2014, the Company adopted a Safe Harbor matching contribution provision, whereby it agreed to match 100% of participant's contributions up to the first 3% of salary and 50% of the next 2%, for a total maximum Company matching contribution of 4% of participant salary, as defined by the Plan.
Profit sharing plan expense				$ 151,000	$ 103,000